Property, Plant and Equipment, Goodwill and Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Goodwill and Intangibles Assets [Abstract]
Components of property, plant and equipment, at cost, and the related accumulated depreciation [Table Text Block]

Plant, Property and Equipment—The components of property, plant and equipment, at cost, and the related accumulated depreciation were as follows at December 31:

Millions of dollars	2012	2011
Land	$304	$301
Manufacturing facilities and equipment	8,335	7,358
Construction in progress	987	785
Total property, plant and equipment	9,626	8,444
Less accumulated depreciation	(1,930)	(1,111)
Property, plant and equipment, net	$7,696	$7,333

Schedule of intangible assets and the related amortization [Table Text Block]

The components of identifiable intangible assets, at cost, and the related accumulated amortization were as follows at December 31:

	2012			2011
		Accumulated			Accumulated
Millions of dollars	Cost	Amortization	Net	Cost	Amortization	Net
In-process research and
development costs	$131	$(30)	$101	$127	$(19)	$108
Emission allowances	728	(195)	533	731	(128)	603
Various contracts	563	(197)	366	563	(146)	417
Software costs	102	(64)	38	99	(50)	49
Total intangible assets	$1,524	$(486)	$1,038	$1,520	$(343)	$1,177

Depreciation and amortization by major asset class [Table Text Block]

Depreciation and Amortization Expense―Depreciation and amortization expense is summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Property, plant and equipment	$808	$728	$413	$499
Investment in PO joint ventures	30	29	16	19
Emission allowances	70	82	46	0
Various contracts	51	60	81	0
In-process research and development costs	11	13	0	25
Software costs	13	19	2	12
Other	0	0	0	10
Total depreciation and amortization	$983	$931	$558	$565

Changes in asset retirement obligations [Table Text Block]

Asset Retirement Obligations―We are contractually obligated to decommission our plants upon site exit at some locations. In such cases, we have accrued the net present value of the estimated costs. The changes in our asset retirement obligations were as follows:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$123	$132
Provisions	9	24
Payments	(29)	(28)
Changes in estimates	(2)	(6)
Accretion expense	3	4
Effects of exchange rate changes	2	(3)
Ending balance	$106	$123